Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues from discontinued operations	$ 228	$ 4,044	$ 4,781	$ 7,783
Pre-tax income/(loss) from discontinued operations	0	(2,442)	(2,442)	0
Benefit for income taxes related to discontinued operations	0	28	28	0
Loss from discontinued operations, net of tax	(395)	(2,846)	(5,954)	(1,062)
Dreamworld Casino [Member]
Revenues from discontinued operations	228	2,001	2,738	1,808
Pre-tax income/(loss) from discontinued operations	(395)	(765)	(3,819)	(1,325)
Non Gaming Products [Member]
Revenues from discontinued operations	0	2,043	2,043	5,975
Pre-tax income/(loss) from discontinued operations	$ 0	$ (2,109)	$ (2,163)	$ 263